Income Tax - Unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax
Beginning balance	$ 595	$ 383
Increase related to tax positions of the current year	1,496	212
Decrease related to tax positions of prior years	(212)
Ending balance	$ 1,879	$ 595